Financial risk management objectives and policies - Foreign currency risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on loss (Increase in Euro exchange rate)	$ (55)	$ (52)	$ (57)
Effect on loss (Decrease in Euro exchange rate)	$ 73	$ 69	$ 75
Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in Euro exchange rate	10.00%	10.00%	10.00%
Effect on loss (Increase in Euro exchange rate)	$ (573)	$ (478)	$ (258)
Decrease in Euro exchange rate	(10.00%)	(10.00%)	(10.00%)
Effect on loss (Decrease in Euro exchange rate)	$ 573	$ 478	$ 258